SHAREHOLDERS' (DEFICIT) EQUITY - Preferred Stock Shares (Details) - TAILWIND TWO ACQUISITION CORP. - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0